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[LOGO OF MetLife]

Metropolitan Tower Life Insurance Company
200 Park Avenue
New York, NY 10166


HEATHER C. HARKER
Associate General Counsel
Legal Affairs
Phone: 212-578-9631

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    General American Separate Account Twenty-Nine
       File No. 811-07252

Ladies and Gentlemen:

The Annual Reports dated December 31, 2018 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of General American Separate Account Twenty-Nine of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452; and

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Heather C. Harker

Heather C. Harker
Associate General Counsel
Metropolitan Tower Life Insurance Company